Investment in Unconsolidated Entity - Additional Information (Detail) $ in Thousands				12 Months Ended
	Apr. 22, 2019 USD ($)	Jun. 29, 2018 USD ($)	Jun. 21, 2017 USD ($) Location board-member	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity				$ 0	$ 4,940
Proceeds from non-controlling interest for investment in unconsolidated entity				$ 0	$ 988
Carrier Enterprise I
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent			80.00%
Ownership percentage, by non-controlling owners			20.00%
Russell Sigler Inc
Schedule of Equity Method Investments [Line Items]
Total ownership interest	38.10%	36.30%	34.90%
Investment in unconsolidated entity	$ 4,940	$ 3,760	$ 63,600
Contribution to investment in unconsolidated entity by controlling interest	3,952	3,008	50,880
Proceeds from non-controlling interest for investment in unconsolidated entity	$ 988	$ 752	$ 12,720
Ownership percentage needed for right to purchase up to 100%			85.00%
Total number of board members | board-member			6
Number of board members that can be appointed based on ownership | board-member			2
Equity method investment, additional ownership interest acquired	1.80%	1.40%
Russell Sigler Inc | Western United States
Schedule of Equity Method Investments [Line Items]
Number of locations | Location			34